UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
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           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
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Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      February 14, 2003
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        15
                                               -------------

Form 13F Information Table Value Total:       $104,694
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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


                                                     FORM 13 F INFORMATION TABLE

                                                           Value        SHARES OR       INVESTMENT      OTHER     VOTING AUTHORITY
        Title of Class              CUSIP       CLASS    (IN 000's)  PRINCIPLE AMOUNT   DISCRETION     MANAGER   SOLE  SHARED  NONE
        --------------              -----       -----    ----------  ----------------   ----------     -------   ----  ------  ----
Berkshire Hathaway Inc Del         084670207      B         213            100             YES           NO       X
Block H & R Inc                    093671105     COM       49,088       1,149,876          YES           NO       X
Central European Media Entrp       G20045202      A        11,339        891,572           YES           NO       X
Devry Inc Del                      251893103     COM       4,892         262,000           YES           NO       X
Ethan Allen Interiors Inc          297602104     COM        912           31,000           YES           NO       X
Fair Isaac & Co Inc                303250104     COM       5,794         114,016           YES           NO       X
First Amern Corp Calif             318522307     COM        805           33,000           YES           NO       X
International Speedway Corp        460335201      A        7,670         191,738           YES           NO       X
Mohawk Inds Inc                    608190104     COM       9,108         190,000           YES           NO       X
Moodys Corp                        615369105     COM       4,854         105,000           YES           NO       X
Provident Finl Svcs Inc            74386T105     COM        996           63,000           YES           NO       X
TJX Cos Inc New                    872540109     COM       2,288         130,000           YES           NO       X
United Park City Mines Co          911315208     COM       6,625         403,558           YES           NO       X
US Search Com Inc                  903404101     COM         12           19,300           YES           NO       X
World Wrestling Entmt Inc          98156Q108      A          98           12,800           YES           NO       X

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